Leases - Maturities of operating lease liabilities (Details) - USD ($)	Sep. 30, 2020	Oct. 01, 2019
Maturities of operating lease liabilities
2021	$ 189,297
2022	172,681
2023	121,386
2024	67,526
2025	67,526
2026	67,526
2027	67,526
2028	67,526
2029	67,526
2030	53,002
Total future minimum lease payments	941,522
Less: Imputed interest	(133,470)
Total	$ 808,052	$ 300,000